Long-Term Payables - Schedule of Long-Term Payable (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Long-Term Payable [Abstract]
Long- term payable (from financial liability)	[1]	$ 491,136	$ 1,113,216
Less unrecognized financing expense		74,383	220,991
Total		416,753	892,225
Less current portion of long-term payable		253,772	375,285
Non current portion of long-term payable		$ 162,981	$ 516,940

[1]	As of September 30, 2025, the Company has four borrowing transactions with four third-party by using company’s equipment as the guarantee. In these borrowing arrangements, the Company has no obligation to transferring the underlying asset to an unaffiliated third party. All these machineries are currently being used by the Company for its production purpose. For accounting purposes, the Company recognized these transactions as a financial liability measured at amortized cost subsequent to initial recognition. After deducting the portion due within one year, the balances which with these third-party lenders as of September 30, 2025 is $162,981.